SEGMENTED INFORMATION (Schedule of Segment Composition) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 4,256.7	$ 2,556.2
Cost of sales	(2,455.3)	(1,357.1)
Operating and administrative	(1,129.0)	(572.2)
Accretion expenses	(10.9)	(10.9)
Depreciation and amortization	(394.0)	(282.4)
Provisions on assets	(728.7)	(139.6)
Income from equity investments (note 13)	47.9	31.4
Other income (loss)	0.9	9.6
Foreign exchange gains	4.5	1.7
Interest expense	(309.0)	(170.3)
Income (loss) before income taxes	(716.9)	66.4
Net additions (reductions) to property, plant and equipment	572.5	387.6
Net additions (reductions) to intangible assets	45.7	20.3
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	(2.4)	(58.4)
Operating and administrative	(50.6)	(97.5)
Depreciation and amortization	(13.3)	(14.0)
Other income (loss)	2.0	6.3
Foreign exchange gains	4.8	1.5
Interest expense	(185.6)	(170.3)
Income (loss) before income taxes	(245.1)	(332.4)
Net additions (reductions) to property, plant and equipment	4.0	1.5
Net additions (reductions) to intangible assets	6.7	2.2
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	4,179.8	2,618.7
Operating Segments [Member] | Midstream [Member]
Segment Reporting Information [Line Items]
Revenues	1,435.0	1,008.0
Cost of sales	(976.4)	(647.0)
Operating and administrative	(201.7)	(165.0)
Accretion expenses	(4.0)	(3.9)
Depreciation and amortization	(84.4)	(68.6)
Provisions on assets	(153.7)	(6.6)
Income from equity investments (note 13)	51.1	22.0
Other income (loss)	0.7	(0.9)
Foreign exchange gains	(0.2)	0.2
Interest expense	(10.6)
Income (loss) before income taxes	55.8	138.2
Net additions (reductions) to property, plant and equipment	383.4	245.3
Net additions (reductions) to intangible assets	4.7	2.8
Operating Segments [Member] | Power [Member]
Segment Reporting Information [Line Items]
Revenues	1,171.0	631.7
Cost of sales	(743.7)	(242.8)
Operating and administrative	(159.1)	(93.1)
Accretion expenses	(6.8)	(6.9)
Depreciation and amortization	(130.5)	(118.0)
Provisions on assets	(381.3)	(133.0)
Income from equity investments (note 13)	(10.4)	6.8
Other income (loss)	(5.9)	0.8
Foreign exchange gains	(0.1)
Interest expense	(8.9)
Income (loss) before income taxes	(275.7)	45.5
Net additions (reductions) to property, plant and equipment	(321.9)	16.5
Net additions (reductions) to intangible assets	12.5	13.2
Operating Segments [Member] | Utilities [Member]
Segment Reporting Information [Line Items]
Revenues	1,765.6	1,126.7
Cost of sales	(838.3)	(610.1)
Operating and administrative	(727.4)	(226.1)
Accretion expenses	(0.1)	(0.1)
Depreciation and amortization	(165.8)	(81.8)
Provisions on assets	(193.7)
Income from equity investments (note 13)	7.2	2.6
Other income (loss)	4.5	3.9
Interest expense	(103.9)
Income (loss) before income taxes	(251.9)	215.1
Net additions (reductions) to property, plant and equipment	507.0	124.3
Net additions (reductions) to intangible assets	21.8	2.1
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(112.5)	(151.8)
Cost of sales	103.1	142.8
Operating and administrative	9.8	9.5
Other income (loss)	$ (0.4)	$ (0.5)